Commitments and Contingencies (Details) - USD ($)	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2022
Consultant Agreement [Member]
Commitments and Contingencies [Line Items]
Profit share, percentage			5.00%
Settlement amount		$ 300,000
Other liabilities
Standby Letters of Credit [Member]
Commitments and Contingencies [Line Items]
Letter of credit amount				$ 3,000,000
Reduced amount			2,060,000	$ 2,060,000
Energy Contract [Member]
Commitments and Contingencies [Line Items]
Minimum amount	256,000		256,000
Arrear amount	256,000		256,000
Termination fee	$ 400,000		$ 400,000